ACQUISITIONS - Consideration - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination
Acquisition transaction costs	$ 7,968	$ 718	[1]
Income-producing properties
Disclosure of detailed information about business combination
Acquisition transaction costs	7,400	500
Erfurt, Germany
Disclosure of detailed information about business combination
Acquisition transaction costs	5,400	0
Pursuing other acquisition opportunities
Disclosure of detailed information about business combination
Acquisition transaction costs	$ 600	$ 200

[1]	The Trust has retrospectively applied IFRS 15, Revenue from Contracts with Customers (note 2(o)).